Net Fee and Commission Income	12 Months Ended
Dec. 31, 2018
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Net Fee and Commission Income

4. NET FEE AND COMMISSION INCOME

	2018	2017	2016
	£m	£m	£m
Fee and commission income:
Current account and debit card fees	753	791	747
Insurance, protection and investments	105	100	94
Credit cards	85	92	95
Non-banking and other fees(1)	227	239	252

Total fee and commission income	1,170	1,222	1,188

Total fee and commission expense	(421)	(415)	(418)

Net fee and commission income	749	807	770

(1)	Non-banking and other fees include mortgages, consumer finance, commitment commission, asset finance, invoice finance and trade finance.